United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust
__________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  03/31/2011

Date of Reporting Period:  Six months ended 09/30/10

Item 1.                      Reports to Stockholders

Tax-Free Money Market Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2010

Investment Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Investment Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2010	Year Ended March 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.014	0.028	0.029	0.020
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.014	0.028	0.029	0.020
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.014)	(0.028)	(0.029)	(0.020)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.014)	(0.028)	(0.029)	(0.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.12%	1.41%	2.81%	2.89%	2.04%
Ratios to Average Net Assets:
Net expenses	0.40%[3]	0.59%	0.76%[4]	0.75%	0.76%	0.75%
Net investment income	0.01%[3]	0.12%	1.32%	2.76%	2.86%	2.03%
Expense waiver/reimbursement[5]	0.41%[3]	0.24%	0.06%	0.06%	0.06%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,829,155	$4,099,821	$4,241,243	$3,151,612	$2,670,031	$2,521,430
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009 is 0.76% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 9/30/2010	Year Ended March 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.002	0.015	0.029	0.030	0.022
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.002	0.015	0.029	0.030	0.022
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.002)	(0.015)	(0.029)	(0.030)	(0.022)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.002)	(0.015)	(0.029)	(0.030)	(0.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.19%	1.56%	2.96%	3.06%	2.21%
Ratios to Average Net Assets:
Net expenses	0.38%[3]	0.53%	0.61%[4]	0.59%	0.59%	0.59%
Net investment income	0.03%[3]	0.22%	1.51%	2.86%	3.01%	2.21%
Expense waiver/reimbursement[5]	0.45%[3]	0.33%	0.26%	0.26%	0.26%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$137,345	$231,363	$342,531	$265,149	$222,721	$230,200
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended March 31, 2009 is 0.61% after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2010	Ending Account Value 9/30/2010	Expenses Paid During Period[1],2
Actual:
Investment Shares	$1,000	$1,000.10	$2.01
Institutional Service Shares	$1,000	$1,000.10	$1.91
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,023.06	$2.03
Institutional Service Shares	$1,000	$1,023.16	$1.93
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Investment Shares	0.40%
Institutional Service Shares	0.38%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Investment Shares and Institutional Service Shares current annualized net expense ratios of 0.78% and 0.61%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect current expenses as if they had been in effect throughout the most recent one-half-year period) would be $3.91 and $3.95 and $3.06 and $3.09, respectively.
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)

At September 30, 2010, the Fund's portfolio composition1 was as follows:

Percentage of Total Net Assets
Variable Rate Demand Instruments	76.8%
Municipal Notes	18.1%
Commercial Paper	5.3%
Other Assets and Liabilities — Net[2]	(0.2)%
TOTAL	100.0%

At September 30, 2010, the Fund's effective maturity3 schedule was as follows:

Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.9%
8-30 Days	3.6%
31-90 Days	3.4%
91-180 Days	4.0%
181 Days or more	11.3%
Other Assets and Liabilities — Net[2]	(0.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Semi-Annual Shareholder Report

Portfolio of Investments

September 30, 2010 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.2%;1
		Alabama – 0.5%
$10,000,000		Lower Alabama Gas District, (Series 2007A: Gas Supply Revenue Bonds) Weekly VRDNs (Societe Generale, Paris LIQ), 0.270%, 10/7/2010	10,000,000
2,600,000		Mobile, AL Spring Hill College Educational Building Authority, (Series 2004B) Weekly VRDNs (Spring Hill College, AL)/(Regions Bank, Alabama LOC), 1.210%, 10/6/2010	2,600,000
5,000,000		Southeast Alabama Gas District, (Series 2007A) Daily VRDNs (Southeast Alabama Gas Acquisition LLC)/(Societe Generale, Paris LIQ), 0.320%, 10/1/2010	5,000,000
3,380,000		Taylor-Ryan Improvement District No. 2, AL, (Series 2005) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.270%, 10/7/2010	3,380,000
		TOTAL	20,980,000
		Alaska – 4.6%
54,650,000		Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.280%, 10/7/2010	54,650,000
60,000,000		Alaska State Housing Finance Corp., Home Mortgage Revenue Bonds (Series 2007D) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.300%, 10/7/2010	60,000,000
8,465,000	[2,3]	Alaska State Housing Finance Corp., SPEARs (Series DB-507) Weekly VRDNs (Deutsche Bank AG LIQ), 0.280%, 10/7/2010	8,465,000
42,600,000		Valdez, AK Marine Terminal, (Series 1994C) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.420%, 10/6/2010	42,600,000
17,500,000		Valdez, AK Marine Terminal, (Series 2002) Weekly VRDNs (Phillips Transportation Alaska, Inc.)/(GTD by ConocoPhillips), 0.300%, 10/6/2010	17,500,000
		TOTAL	183,215,000
		Arizona – 0.7%
450,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 10/7/2010	450,000
3,000,000		Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Las Gardenias Apartments LP)/(FNMA LOC), 0.300%, 10/7/2010	3,000,000
14,000,000	[2,3]	Mesa, AZ Utility System, Clipper Tax-Exempt Certificates Trust (Series 2009-33) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.270%, 10/7/2010	14,000,000
6,070,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.300%, 10/7/2010	6,070,000
Semi-Annual Shareholder Report

Principal Amount		Value
$4,000,000	Yuma, AZ IDA — Hospital Revenue, (Series 2008) Weekly VRDNs (Yuma Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 10/6/2010	4,000,000
	TOTAL	27,520,000
	Arkansas – 0.2%
8,000,000	Fort Smith, AR Tax Exempt Recovery Zone Facility, (Series 2010) Weekly VRDNs (Mitsubishi Power Systems Americas)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.310%, 10/7/2010	8,000,000
	California – 12.7%
11,275,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.290%, 10/6/2010	11,275,000
7,865,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 0.290%, 10/7/2010	7,865,000
4,930,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(Bank of New York Mellon LOC), 0.270%, 10/7/2010	4,930,000
7,800,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.290%, 10/6/2010	7,800,000
14,220,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008) Weekly VRDNs (NorthBay Healthcare Group)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 10/7/2010	14,220,000
10,750,000	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2008A) Weekly VRDNs (Eskaton Properties, Inc.)/(U.S. Bank, N.A. LOC), 0.290%, 10/7/2010	10,750,000
41,975,000	Bay Area Toll Authority, CA, (Series 2001A) Weekly VRDNs (Bayerische Landesbank and CALPERS (California Public Employees Retirement System) LIQs), 0.270%, 10/7/2010	41,975,000
9,000,000	California Enterprise Development Authority, (Series 2010) (Frank-Lin Distillers Products, Ltd. project) Weekly VRDNs (The LBM Partnership, LP)/(Wells Fargo Bank, N.A. LOC), 0.300%, 10/7/2010	9,000,000
10,600,000	California PCFA, (Series 2009A) Weekly VRDNs (Garden City Sanitation, Inc.)/(Union Bank, N.A. LOC), 0.320%, 10/6/2010	10,600,000
37,090,000	California State, GO Tax Exempt Notes, 0.38% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 10/7/2010	37,090,000
Semi-Annual Shareholder Report

Principal Amount			Value
$26,260,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 10/7/2010	26,260,000
14,125,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 11/3/2010	14,125,000
22,500,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.300%, 10/7/2010	22,500,000
16,000,000		Contra Costa, CA Transportation Authority, (Series 2009), 2.50% BANs, 10/1/2010	16,000,000
9,690,000		Corcoran Joint Powers Finance Authority, CA, (Series 2008) Weekly VRDNs (Corcoran, CA Water System)/(Union Bank, N.A. LOC), 0.270%, 10/7/2010	9,690,000
36,040,000	[2,3]	Golden State Tobacco Securitization Corp., CA, SPEARs (Series DBE-290) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.280%, 10/7/2010	36,040,000
13,000,000	[2,3]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.270%, 10/7/2010	13,000,000
20,500,000		Los Angeles, CA USD, (Series A), 2.00% TRANs, 6/30/2011	20,701,747
30,000,000		Los Angeles, CA Wastewater System, (Series A), 0.31% CP, Mandatory Tender 10/27/2010	30,000,000
35,000,000		Los Angeles, CA Wastewater System, (Series B), 0.31% CP, Mandatory Tender 10/27/2010	35,000,000
8,790,000	[2,3]	Manteca, CA USD, SPEARs (DBE-330) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.280%, 10/7/2010	8,790,000
19,435,000		Metropolitan Water District of Southern California, (2008 Series A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.300%, 10/7/2010	19,435,000
11,300,000		Metropolitan Water District of Southern California, (Series 2000 B-2) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.280%, 10/6/2010	11,300,000
13,260,000		Metropolitan Water District of Southern California, (Series 2006A-2) Weekly VRDNs (Banco Bilbao Vizcaya Argentaria SA LIQ), 0.300%, 10/7/2010	13,260,000
26,000,000	[2,3]	Nuveen California Select Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.520%, 10/7/2010	26,000,000
17,285,000	[2,3]	Palomar, CA CCD, Wells Fargo Stage Trust (Series 2008-18C), 0.40% TOBs (Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 1/20/2011	17,285,000
Semi-Annual Shareholder Report

Principal Amount			Value
$7,805,000	[2,3]	San Bernardino, CA CCD, SPEARs (DBE-303) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.280%, 10/7/2010	7,805,000
9,990,000	[2,3]	Santa Clara County, CA, Wells Fargo Stage Trust (Series 2009-19C), 0.40% TOBs (Wells Fargo & Co. LIQ), Optional Tender 2/17/2011	9,990,000
10,300,000		Torrance, CA Hospital Revenue Bonds, (Series 1992) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 10/7/2010	10,300,000
		TOTAL	502,986,747
		Colorado – 1.5%
44,835,000		Centerra Metropolitan District No. 1, CO, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.270%, 10/6/2010	44,835,000
1,595,000		Colorado Health Facilities Authority, (Series 1998D) Weekly VRDNs (North Metro Community Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.570%, 10/7/2010	1,595,000
370,000		Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 0.800%, 10/7/2010	370,000
6,250,000	[2,3]	Colorado Health Facilities Authority, PUTTERs (Series 2999) Weekly VRDNs (Catholic Health Initiatives)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 10/7/2010	6,250,000
6,500,000		Denver, CO City & County Department of Aviation, (Subseries 2008C2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.300%, 10/6/2010	6,500,000
		TOTAL	59,550,000
		Connecticut – 1.4%
12,500,000		Connecticut Development Authority, (Series 1999), 1.00% CP (New England Power Co.), Mandatory Tender 10/21/2010	12,500,000
21,000,000	[2,3]	Connecticut Health and Educational Facilities Authority, AUSTIN (Series 2008-1086) Weekly VRDNs (Yale University)/(Bank of America N.A. LIQ), 0.290%, 10/7/2010	21,000,000
1,900,000		Connecticut State HEFA, (Series D) Weekly VRDNs (Choate Rosemary Hall)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 10/7/2010	1,900,000
4,110,000		Connecticut State, (2001 Series A) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.360%, 10/7/2010	4,110,000
1,300,000	[2,3]	Connecticut State, PUTTERs (Series 320) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.280%, 10/7/2010	1,300,000
13,376,000		Manchester, CT, 1.25% BANs, 7/1/2011	13,455,654
		TOTAL	54,265,654
		Florida – 4.7%
6,400,000		Charlotte County, FL, (Series 2003A) Weekly VRDNs (Charlotte County, FL Water & Sewer System)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.290%, 10/7/2010	6,400,000
Semi-Annual Shareholder Report

Principal Amount			Value
$7,630,000	[2,3]	Clipper Tax-Exempt Trust (Florida Non-AMT)/(Series 2009-83) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.270%, 10/7/2010	7,630,000
4,575,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.440%, 10/1/2010	4,575,000
21,125,000		Florida State Municipal Power Agency, (Series 2008E) Daily VRDNs (SunTrust Bank LOC), 0.350%, 10/1/2010	21,125,000
10,000,000	[2,3]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.45% TOBs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/18/2010	10,000,000
10,395,000	[2,3]	JEA, FL Water & Sewer System, Stage Trust (Series 2010-6C), 0.40% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 2/24/2011	10,395,000
3,800,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/(GTD by H.J. Heinz Co.), 0.920%, 10/7/2010	3,800,000
11,920,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.620%, 10/6/2010	11,920,000
3,500,000		Orange County, FL IDA, (Series 2004) Weekly VRDNs (UCF Hospitality School Student Housing Foundation)/(SunTrust Bank LOC), 0.620%, 10/6/2010	3,500,000
2,000,000		Orange County, FL IDA, (Series 2007) Daily VRDNs (Catholic Charities of Central Florida, Inc. and Diocese of Orlando)/(SunTrust Bank LOC), 0.380%, 10/1/2010	2,000,000
10,355,000		Orange County, FL IDA, (Series 2007) Weekly VRDNs (Lake Highland Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.320%, 10/7/2010	10,355,000
14,990,000		Orange County, FL, Health Facilities Authority, (Series 2008) Weekly VRDNs (Lakeside Behavioral Healthcare, Inc.)/(SunTrust Bank LOC), 0.620%, 10/6/2010	14,990,000
9,475,000		Pinellas County, FL Health Facility Authority, (Series 2004) Daily VRDNs (Bayfront Obligated Group)/(SunTrust Bank LOC), 0.380%, 10/1/2010	9,475,000
23,300,000		Pinellas County, FL Health Facility Authority, (Series 2006A) Daily VRDNs (Bayfront Hospital)/(SunTrust Bank LOC), 0.380%, 10/1/2010	23,300,000
10,900,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.330%, 10/1/2010	10,900,000
7,765,000	[2,3]	St. Petersburg, FL HFA, Stage Trust (Series 2009-14C), 0.45% TOBs (All Children's Hospital)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 12/8/2010	7,765,000
9,265,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 0.410%, 10/6/2010	9,265,000
9,820,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.440%, 10/1/2010	9,820,000
Semi-Annual Shareholder Report

Principal Amount			Value
$7,690,000		Volusia County, FL Education Facility Authority, (Series 2001) Weekly VRDNs (Bethune-Cookman College, Inc.)/(SunTrust Bank LOC), 0.620%, 10/6/2010	7,690,000
		TOTAL	184,905,000
		Georgia – 2.6%
5,845,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A) Daily VRDNs (Phoebe Putney Memorial Hospital)/(SunTrust Bank LOC), 0.380%, 10/1/2010	5,845,000
19,800,000		Athens-Clarke County, GA IDA, (Series 2001) Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC), 0.380%, 10/1/2010	19,800,000
26,900,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.400%, 10/1/2010	26,900,000
10,125,000		Coweta County, GA Development Authority, (First Series 2006) Daily VRDNs (Georgia Power Co.), 0.430%, 10/1/2010	10,125,000
12,700,000		DeKalb County, GA MFH Authority, (Series 1995) Weekly VRDNs (Wood Crow Terrace Associates, LP)/(Wells Fargo Bank, N.A. LOC), 0.320%, 10/7/2010	12,700,000
3,530,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.280%, 10/6/2010	3,530,000
10,000,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.270%, 10/7/2010	10,000,000
6,000,000		Municipal Electric Authority of Georgia, (Series 1994 C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 10/6/2010	6,000,000
1,100,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.440%, 10/7/2010	1,100,000
8,000,000		Winder-Barrow County, GA Joint Development Authority, (Series 2007) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 10/7/2010	8,000,000
		TOTAL	104,000,000
		Hawaii – 0.4%
4,225,000	[2,3]	Honolulu, HI City & County Wastewater System, Solar Eclipse (Series 2006-0128) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.260%, 10/7/2010	4,225,000
10,430,000	[2,3]	University of Hawaii, Stage Trust (Series 2008-11C), 0.45% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 12/2/2010	10,430,000
		TOTAL	14,655,000
		Idaho – 0.8%
18,000,000		Idaho Health Facilities Authority, (Series 2009B) Weekly VRDNs (St. Lukes Regional Medical Center, Ltd.)/(Harris, N.A. LOC), 0.260%, 10/7/2010	18,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$12,000,000		Idaho State, (Series 2010), 2.00% TANs, 6/30/2011	12,141,589
		TOTAL	30,141,589
		Illinois – 5.7%
9,100,000		Chicago, IL Board of Education, (Series 2000C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.340%, 10/7/2010	9,100,000
4,675,000	[2,3]	Chicago, IL Board of Education, SPEARs (DB-338) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.290%, 10/7/2010	4,675,000
12,366,667		Chicago, IL MFH Revenue Weekly VRDNs (St. Luke Renaissance)/(Harris, N.A. LOC), 0.450%, 10/7/2010	12,366,667
9,700,000		Illinois Development Finance Authority Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.270%, 10/6/2010	9,700,000
5,100,000		Illinois Development Finance Authority, Revenue Bonds (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 10/7/2010	5,100,000
23,100,000		Illinois Finance Authority, (Series 1999 C) Weekly VRDNs (Resurrection Health Care Corp.)/(Bank of America N.A. LOC), 0.300%, 10/7/2010	23,100,000
2,880,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (ITT Research Institute)/(Fifth Third Bank, Cincinnati LOC), 0.420%, 10/7/2010	2,880,000
4,800,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Lawrence Hall Youth Services)/(Fifth Third Bank, Cincinnati LOC), 0.440%, 10/1/2010	4,800,000
4,505,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Illinois Wesleyan University)/(Northern Trust Co., Chicago, IL LOC), 0.240%, 10/7/2010	4,505,000
30,000,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Delnor-Community Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.430%, 10/7/2010	30,000,000
19,570,000	[2,3]	Illinois Finance Authority, (Stage Trust Series 2008-27C), 0.40% TOBs (Children's Memorial Hospital)/(Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 3/31/2011	19,570,000
20,775,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 10/7/2010	20,775,000
20,000,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 10/7/2010	20,000,000
20,925,000		Illinois Health Facilities Authority, (Series 2003A) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 10/7/2010	20,925,000
Semi-Annual Shareholder Report

Principal Amount			Value
$2,800,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.270%, 10/6/2010	2,800,000
23,845,000		Illinois State Toll Highway Authority, (2008 Series A-1) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.310%, 10/7/2010	23,845,000
13,755,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, AUSTIN (Series 2008-3007X) Weekly VRDNs (Bank of America N.A. LIQ), 0.320%, 10/7/2010	13,755,000
465,000		Upper Illinois River Valley Development Authority, (Series 2001) Weekly VRDNs (Tri-Con Materials, Inc.)/(Citibank NA, New York LOC), 1.210%, 10/7/2010	465,000
		TOTAL	228,361,667
		Indiana – 2.7%
10,595,000		Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.440%, 10/1/2010	10,595,000
10,000,000		Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2010	10,030,930
8,850,000		Bluffton, IN, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.370%, 10/7/2010	8,850,000
9,500,000		Crawfordsville, IN EDA, (Series 2002) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 0.370%, 10/7/2010	9,500,000
855,000		Hamilton County, IN, EDRB (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Bank of America N.A. LOC), 0.550%, 10/7/2010	855,000
49,390,000		Indiana Health & Educational Facility Financing Authority, (Series 2005B) Weekly VRDNs (Clarian Health Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.310%, 10/6/2010	49,390,000
10,625,000		Indiana Health & Educational Facility Financing Authority, (Series 2006A) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.440%, 10/1/2010	10,625,000
3,250,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.570%, 10/6/2010	3,250,000
3,815,000		Winona Lake, IN EDRB, (Series 1999) Weekly VRDNs (Grace College)/(Key Bank, N.A. LOC), 0.450%, 10/7/2010	3,815,000
		TOTAL	106,910,930
		Iowa – 0.7%
390,000		Iowa Finance Authority, (Series 1998) Weekly VRDNs (Schumacher Elevator)/(Wells Fargo Bank, N.A. LOC), 0.490%, 10/7/2010	390,000
27,685,000		Iowa Finance Authority, (Series 2006A) Weekly VRDNs (Pointe at Cedar Rapids LLC)/(FHLB of Chicago LOC), 0.320%, 10/7/2010	27,685,000
Semi-Annual Shareholder Report

Principal Amount			Value
$500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.260%, 10/7/2010	500,000
		TOTAL	28,575,000
		Kentucky – 0.7%
25,400,000		Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.440%, 10/1/2010	25,400,000
2,340,000		Henderson County, KY, (Series 1996) Weekly VRDNs (Audubon Metals LLC Project)/(Harris, N.A. LOC), 0.770%, 10/7/2010	2,340,000
100,000		Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 10/7/2010	100,000
		TOTAL	27,840,000
		Louisiana – 2.0%
10,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.410%, 10/6/2010	10,000,000
3,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(Bank of America N.A. LOC), 0.370%, 10/7/2010	3,000,000
12,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.380%, 10/6/2010	12,000,000
11,520,000		Louisiana Local Government Environmental Facilities CDA, (Series 2007A) Weekly VRDNs (St. James Place of Baton Rouge)/(Bank of America N.A. LOC), 0.290%, 10/7/2010	11,520,000
30,575,000	[2,3]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.280%, 10/7/2010	30,575,000
11,200,000		Louisiana State Offshore Terminal Authority, (Series 2003A) Daily VRDNs (Loop LLC)/(SunTrust Bank LOC), 0.380%, 10/1/2010	11,200,000
		TOTAL	78,295,000
		Maine – 0.2%
7,370,000		Maine Finance Authority, (Series 2002) Weekly VRDNs (The Jackson Laboratory)/(Bank of America N.A. LOC), 0.290%, 10/7/2010	7,370,000
		Maryland – 0.8%
10,000,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.320%, 10/7/2010	10,000,000
3,500,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.350%, 10/5/2010	3,500,000
5,005,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2004: French International School) Weekly VRDNs (La Fondation Du Lycee Francais International De Washington)/(SunTrust Bank LOC), 0.620%, 10/6/2010	5,005,000
Semi-Annual Shareholder Report

Principal Amount			Value
$15,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2009B) Weekly VRDNs (Anne Arundel Health System, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.270%, 10/7/2010	15,000,000
		TOTAL	33,505,000
		Massachusetts – 4.2%
2,195,000		Boston, MA IDFA, (Series 2006A) Weekly VRDNs (Fenway Community Health Center)/(Banco Santander, S.A. LOC), 0.450%, 10/6/2010	2,195,000
7,525,000		Boston, MA IDFA, (Series 2006B) Weekly VRDNs (Fenway Community Health Center)/(Banco Santander, S.A. LOC), 0.450%, 10/6/2010	7,525,000
4,100,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.300%, 10/7/2010	4,100,000
3,500,000		Commonwealth of Massachusetts, (Series 2000A) Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.330%, 10/1/2010	3,500,000
12,220,000	[2,3]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30), 0.40% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 2/23/2011	12,220,000
8,980,000	[2,3]	Commonwealth of Massachusetts, PUTTERs (Series 300) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(United States Treasury PRF), 0.270%, 10/7/2010	8,980,000
4,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, MVRENs, 7 Month Window (Series 2010A), 0.360%, 10/7/2010	4,000,000
5,450,000		Massachusetts Development Finance Agency Weekly VRDNs (Fay School)/(TD Bank, N.A. LOC), 0.250%, 10/7/2010	5,450,000
21,407,000		Massachusetts Development Finance Agency, (Issue 4), 0.35% CP (FHLB of Boston LOC), Mandatory Tender 10/1/2010	21,407,000
4,900,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Abby Kelley Foster Charter Public School)/(TD Bank, N.A. LOC), 0.270%, 10/7/2010	4,900,000
8,950,000		Massachusetts Development Finance Agency, (Series 2008) Weekly VRDNs (Shady Hill School)/(TD Bank, N.A. LOC), 0.250%, 10/7/2010	8,950,000
13,320,000	[2,3]	Massachusetts HEFA, (PT-4663) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.290%, 10/7/2010	13,320,000
6,920,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 0.280%, 10/6/2010	6,920,000
29,660,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.300%, 10/7/2010	29,660,000
12,600,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(RBS Citizens Bank N.A. LOC), 0.330%, 10/7/2010	12,600,000
5,600,000		Massachusetts State Development Finance Agency, (Series 2002A) Weekly VRDNs (Assumption College)/(Banco Santander, S.A. LOC), 0.420%, 10/6/2010	5,600,000
Semi-Annual Shareholder Report

Principal Amount			Value
$9,730,000		Massachusetts State Development Finance Agency, (Series 2007) Weekly VRDNs (Hillside School)/(Banco Santander, S.A. LOC), 0.450%, 10/7/2010	9,730,000
4,900,000		Massachusetts State Development Finance Agency, (Series A) Weekly VRDNs (Seven Hills Foundation & Affiliates)/(TD Bank, N.A. LOC), 0.270%, 10/7/2010	4,900,000
		TOTAL	165,957,000
		Michigan – 2.5%
9,840,000	[2,3]	Detroit, MI City School District, (PA-997R) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 0.290%, 10/7/2010	9,840,000
1,405,000		Jackson County, MI Hospital Finance Authority, (Series 2006B) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Bank of Nova Scotia, Toronto LIQ), 0.280%, 10/7/2010	1,405,000
1,695,000		Jackson County, MI Hospital Finance Authority, (Series 2006C) Weekly VRDNs (W.A. Foote Memorial Hospital, MI)/(Assured Guaranty Corp. INS)/(Comerica Bank LIQ), 0.360%, 10/7/2010	1,695,000
2,000,000		Michigan Finance Authority, (Series D-1), 2.00% RANs, 8/19/2011	2,021,001
28,000,000		Michigan Finance Authority, (Series D-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/22/2011	28,397,722
8,600,000		Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.420%, 10/6/2010	8,600,000
17,250,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Diocese of Grand Rapids)/(Fifth Third Bank, Cincinnati LOC), 0.440%, 10/1/2010	17,250,000
28,500,000		St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 10/7/2010	28,500,000
		TOTAL	97,708,723
		Minnesota – 0.1%
260,000		Coon Rapids, MN, (Series 1998) Weekly VRDNs (Gerald R. Sizer)/(Wells Fargo Bank, N.A. LOC), 0.490%, 10/7/2010	260,000
5,900,000		Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC), 0.290%, 10/7/2010	5,900,000
		TOTAL	6,160,000
		Mississippi – 0.5%
10,000,000		Mississippi Business Finance Corp., (Series 2007A) Weekly VRDNs (PSL-North America LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 10/7/2010	10,000,000
5,160,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(FNMA LOC), 0.340%, 10/7/2010	5,160,000
Semi-Annual Shareholder Report

Principal Amount			Value
$3,400,000		Mississippi Home Corp., MFH Revenue Bonds (Series 2001-4) Weekly VRDNs (Highland Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.380%, 10/7/2010	3,400,000
		TOTAL	18,560,000
		Missouri – 2.1%
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(Wells Fargo Bank, N.A. LOC), 0.300%, 10/7/2010	10,000,000
25,000,000		Missouri State HEFA, (Series 2008-G) Weekly VRDNs (Sisters of Mercy Health System Missouri)/(Bank of America N.A. LIQ), 0.280%, 10/6/2010	25,000,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.270%, 10/7/2010	26,000,000
4,300,000		St. Louis, MO IDA, (Series 1991) Weekly VRDNs (U.S. Durum Milling, Inc.)/(Bank of America N.A. LOC), 0.500%, 10/6/2010	4,300,000
19,455,000	[2,3]	St. Louis, MO, SPEARs (DBE-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.280%, 10/7/2010	19,455,000
		TOTAL	84,755,000
		Multi-State – 2.9%
3,950,000	[2,3]	Banc One Capital Higher Education Tax-Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.540%, 10/7/2010	3,950,000
5,305,000	[2,3]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT)/(Series 2009-76) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.320%, 10/7/2010	5,305,000
24,240,000		FHLMC, (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.320%, 10/7/2010	24,240,000
6,600,000	[2,3]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2), Weekly VRDPs (GTD by Deutsche Bank AG), 0.440%, 10/7/2010	6,600,000
50,000,000	[2,3]	Nuveen Municipal Advantage Fund, Inc., (Series 1), Weekly VRDPs (GTD by JPMorgan Chase Bank, N.A.), 0.470%, 10/7/2010	50,000,000
25,000,000	[2,3]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1),Weekly VRDPs (GTD by Deutsche Bank AG), 0.490%, 10/7/2010	25,000,000
		TOTAL	115,095,000
		Nebraska – 0.4%
9,965,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.270%, 10/7/2010	9,965,000
1,510,000		Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(Bank of America N.A. LOC), 0.570%, 10/7/2010	1,510,000
Semi-Annual Shareholder Report

Principal Amount			Value
$4,880,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.340%, 10/7/2010	4,880,000
		TOTAL	16,355,000
		Nevada – 0.2%
9,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008D-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LOC), 0.300%, 10/6/2010	9,000,000
		New Hampshire – 0.1%
2,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 1.00% CP (New England Power Co.), Mandatory Tender 10/21/2010	2,000,000
		New Jersey – 6.7%
19,720,000	[2,3]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT)/ (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.270%, 10/7/2010	19,720,000
4,000,000		Edgewater, NJ, 1.50% BANs, 8/12/2011	4,023,954
5,030,000	[2,3]	Garden State Preservation Trust, NJ, SPEARs (DBE-328) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.280%, 10/7/2010	5,030,000
17,629,678		Lyndhurst Township, NJ, 1.50% BANs, 2/18/2011	17,662,474
2,660,000		Manalapan Township, NJ, 1.25% BANs, 2/17/2011	2,665,499
10,370,000		Manchester Township, NJ, (Series 2010), 1.00% BANs, 10/15/2010	10,372,071
3,000,000		Mountainside, NJ, 1.35% BANs, 11/5/2010	3,001,855
5,895,000	[2,3]	New Jersey Housing & Mortgage Finance Agency, (PT-4661) Weekly VRDNs (Bank of America N.A. LIQ), 0.280%, 10/7/2010	5,895,000
23,000,000	[2,3]	New Jersey State, PUTTERs (Series 3808) Daily VRDNs (JPMorgan Chase & Co. LIQ), 0.300%, 10/1/2010	23,000,000
35,000,000	[2,3]	New Jersey State, PUTTERs (Series 3810), 0.30% TOBs (JPMorgan Chase & Co. LIQ) Mandatory Tender,11/2/2010	35,000,000
15,000,000	[2,3]	Nuveen New Jersey Investment Quality Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.520%, 10/7/2010	15,000,000
20,000,000	[2,3]	Nuveen New Jersey Premium Income Municipal Fund, Inc., (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.520%, 10/7/2010	20,000,000
2,314,904		Ocean Township, NJ, 1.50% BANs, 12/21/2010	2,318,469
13,819,545		Paramus, NJ, 1.50% BANs, 2/25/2011	13,869,078
20,000,000		Readington Township, NJ, 1.00% BANs, 2/3/2011	20,033,607
15,505,000		Stafford Township, NJ, 1.50% BANs, 5/26/2011	15,577,888
11,505,000	[2,3]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734B) Weekly VRDNs (JPMorgan Chase & Co. LIQ)/(United States Treasury PRF), 0.280%, 10/7/2010	11,505,000
21,746,250		Union County, NJ, 2.00% BANs, 7/1/2011	21,993,803
14,000,000		Woodbridge Township, NJ, 1.50% BANs, 7/1/2011	14,053,970
Semi-Annual Shareholder Report

Principal Amount		Value
$4,000,000	Woodbridge Township, NJ, 2.00% BANs, 7/1/2011	4,029,610
	TOTAL	264,752,278
	New Mexico – 0.4%
2,000,000	Albuquerque, NM IDRB, (Series 1996A) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.490%, 10/7/2010	2,000,000
5,100,000	New Mexico Educational Assistance Foundation, Education Loan Bonds (Senior Series 2008A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.300%, 10/6/2010	5,100,000
10,000,000	New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.270%, 10/7/2010	10,000,000
	TOTAL	17,100,000
	New York – 2.4%
12,400,000	Cattaraugus-Little Valley, NY CSD, (Series 2010A), 1.75% BANs, 6/16/2011	12,465,036
16,950,000	Franklinville, NY CSD, 2.125% BANs, 7/28/2011	17,084,161
5,170,000	Granville, NY CSD, 1.50% BANs, 2/25/2011	5,186,532
10,050,000	Long Island Power Authority, NY, (Series 2003D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 10/6/2010	10,050,000
30,000,000	New York Liberty Development Corporation, (Series 2009A), 0.50% TOBs (World Trade Center), Mandatory Tender 1/18/2011	30,000,000
4,700,000	Oswego, NY City School District, (Series 2010A), 1.25% BANs, 6/30/2011	4,720,883
10,000,000	West Islip, NY Unified Free School District, 1.25% TANs, 6/30/2011	10,055,695
5,620,000	Westbury, NY Union Free School District, 1.25% BANs, 8/19/2011	5,654,507
	TOTAL	95,216,814
	North Carolina – 4.6%
3,703,000	Charlotte, NC, 0.40% CP (Bank of America N.A. LIQ), Mandatory Tender 11/2/2010	3,703,000
25,200,000	Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007E) Weekly VRDNs (Carolinas HealthCare System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 10/7/2010	25,200,000
18,220,000	Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.380%, 10/7/2010	18,220,000
2,505,000	Guilford County, NC Industrial Facilities & PCFA, (Series 2003) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 0.270%, 10/7/2010	2,505,000
7,835,000	New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.270%, 10/6/2010	7,835,000
Semi-Annual Shareholder Report

Principal Amount			Value
$4,550,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.270%, 10/6/2010	4,550,000
5,590,000		North Carolina Capital Facilities Finance Agency, (Series 2001) Weekly VRDNs (Queens College)/(Bank of America N.A. LOC), 0.500%, 10/7/2010	5,590,000
1,500,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Goodwill Community Foundation)/(Bank of America N.A. LOC), 0.320%, 10/7/2010	1,500,000
6,270,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 10/6/2010	6,270,000
3,760,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 0.320%, 10/7/2010	3,760,000
1,735,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(Wells Fargo Bank, N.A. LOC), 0.270%, 10/7/2010	1,735,000
5,160,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.270%, 10/7/2010	5,160,000
7,270,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Guilford College)/(Branch Banking & Trust Co. LOC), 0.270%, 10/7/2010	7,270,000
9,000,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.270%, 10/7/2010	9,000,000
2,605,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Summit School, Inc.)/(Branch Banking & Trust Co. LOC), 0.270%, 10/7/2010	2,605,000
5,900,000		North Carolina Capital Facilities Finance Agency, (Series 2009) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 0.270%, 10/7/2010	5,900,000
7,525,000	[2,3]	North Carolina Capital Facilities Finance Agency, Stage Trust (Series 2010-14C), 0.40% TOBs (Duke Energy Corp.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/3/2011	7,525,000
4,970,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Charlotte Country Day School)/(Bank of America N.A. LOC), 0.320%, 10/7/2010	4,970,000
2,800,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.270%, 10/7/2010	2,800,000
5,000,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.270%, 10/7/2010	5,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$5,185,000		North Carolina Medical Care Commission, (Series 2008B-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.260%, 10/6/2010	5,185,000
4,900,000		North Carolina Medical Care Commission, (Series 2008C) Weekly VRDNs (Wake Forest University Health Sciences)/(Bank of America N.A. LOC), 0.320%, 10/7/2010	4,900,000
2,350,000		North Carolina Medical Care Commission, (Series 2009) Weekly VRDNs (Wayne Memorial Hospital)/(Branch Banking & Trust Co. LOC), 0.260%, 10/7/2010	2,350,000
6,565,000		North Carolina State, Public Improvement Bonds (Series 2002F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.300%, 10/6/2010	6,565,000
5,400,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (FHLB of Atlanta LOC), 0.260%, 10/7/2010	5,400,000
12,800,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (RBC Bank (USA) LIQ), 0.310%, 10/6/2010	12,800,000
6,755,000		Raleigh, NC, (Series 2009), 0.370%, 10/7/2010	6,755,000
9,650,000	[2,3]	University of North Carolina at Chapel Hill, ROCs (Series 12234) Weekly VRDNs (Citibank NA, New York LIQ), 0.270%, 10/7/2010	9,650,000
		TOTAL	184,703,000
		Ohio – 3.9%
7,000,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2010), 2.00% BANs, 7/28/2011	7,071,510
5,900,000		Cuyahoga County, OH, (Series 2008A) Weekly VRDNs (Berea Children's Home)/(Key Bank, N.A. LOC), 0.450%, 10/7/2010	5,900,000
7,250,000		Delaware County, OH Healthcare Facilities, (Series 2007B) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.440%, 10/1/2010	7,250,000
40,000,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.400%, 10/1/2010	40,000,000
18,300,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.440%, 10/7/2010	18,300,000
31,235,000		Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.350%, 10/6/2010	31,235,000
24,380,000	[2,3]	Ohio State Higher Educational Facility Commission, Clipper Tax-Exempt Certificates Trust (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.270%, 10/7/2010	24,380,000
14,180,000		Portage County, OH Board of County Hospital Trustees, (Series 2005) Weekly VRDNs (Robinson Memorial Hospital)/(Key Bank, N.A. LOC), 0.380%, 10/7/2010	14,180,000
Semi-Annual Shareholder Report

Principal Amount			Value
$4,700,000		Summit County, OH, (Series 2002) Weekly VRDNs (The Western Reserve Academy)/(Key Bank, N.A. LOC), 0.350%, 10/7/2010	4,700,000
		TOTAL	153,016,510
		Oklahoma – 0.5%
19,200,000		Oklahoma Development Finance Authority, (Series 2003) Weekly VRDNs (ConocoPhillips Co.)/(GTD by ConocoPhillips), 0.300%, 10/6/2010	19,200,000
		Oregon – 0.7%
28,835,000		Port of Portland, OR Airport, (Series 2009A-2: Passenger Facility Charge Bonds) Weekly VRDNs (Portland International Airport)/(Bank of America N.A. LOC), 0.270%, 10/7/2010	28,835,000
		Pennsylvania – 3.1%
5,000,000		Bethlehem, PA Area School District, (Series 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.490%, 10/7/2010	5,000,000
4,000,000		Delaware Valley, PA Regional Finance Authority, Mode 1 (Series 1986) Weekly VRDNs (Bayerische Landesbank LOC), 0.300%, 10/6/2010	4,000,000
7,000,000	[2,3]	Nuveen Pennsylvania Investment Quality Municipal Fund, (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.520%, 10/7/2010	7,000,000
22,000,000	[2,3]	Nuveen Pennsylvania Premium Income Municipal Fund 2, (Series 1), Weekly VRDPs (GTD by Citibank NA, New York), 0.520%, 10/7/2010	22,000,000
400,000		Pennsylvania EDFA, (1995 Series E) Weekly VRDNs (Home Nursing Agency Affiliates Project)/(PNC Bank, N.A. LOC), 0.360%, 10/7/2010	400,000
23,865,000		Philadelphia, PA Authority for Industrial Development, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.400%, 10/1/2010	23,865,000
14,300,000		Philadelphia, PA, (Series A of 2010-2011), 2.00% TRANs, 6/30/2011	14,437,579
46,345,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.280%, 10/7/2010	46,345,000
		TOTAL	123,047,579
		Puerto Rico – 0.3%
4,000,000		Puerto Rico Highway and Transportation Authority, (Series 1998 A) Weekly VRDNs (Bank of Nova Scotia, Toronto LOC), 0.270%, 10/6/2010	4,000,000
7,325,000	[2,3]	Puerto Rico Sales Tax Financing Corp., SPEARs (Series DB-344) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.280%, 10/7/2010	7,325,000
		TOTAL	11,325,000
		Rhode Island – 0.1%
3,365,000		Rhode Island State Health and Educational Building Corp., (Series 2008B) Weekly VRDNs (Care New England)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 10/7/2010	3,365,000
Semi-Annual Shareholder Report

Principal Amount		Value
	South Carolina – 1.6%
$28,100,000	Piedmont Municipal Power Agency, SC, (Series 2008B) Weekly VRDNs (Assured Guaranty Corp. INS)/(Dexia Credit Local LIQ), 0.380%, 10/7/2010	28,100,000
7,400,000	Rock Hill, SC Utility System, Combined Utility System Revenue Bonds (Series 2003-B) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.500%, 10/6/2010	7,400,000
2,350,000	South Carolina Education Facilities Authority Weekly VRDNs (Newberry College)/(Branch Banking & Trust Co. LOC), 0.270%, 10/7/2010	2,350,000
25,000,000	South Carolina Jobs-EDA, (Series 2008A) Weekly VRDNs (Bon Secours Health System)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.320%, 10/6/2010	25,000,000
2,300,000	South Carolina Jobs-EDA, EDRBs Weekly VRDNs (Para-Chem Southern, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.470%, 10/7/2010	2,300,000
	TOTAL	65,150,000
	South Dakota – 0.0%
1,000,000	South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.420%, 10/7/2010	1,000,000
	Tennessee – 4.4%
42,260,000	Chattanooga, TN Health & Housing Facility Board, (Series 2004-A) Weekly VRDNs (Cumberland Medical Center, Inc.)/(Regions Bank, Alabama LOC), 1.300%, 10/7/2010	42,260,000
4,100,000	Chattanooga, TN IDB, (Series 1997) Weekly VRDNs (YMCA)/(SunTrust Bank LOC), 0.620%, 10/6/2010	4,100,000
12,350,000	Hendersonville, TN IDB, (Series 2000) Weekly VRDNs (Pope John Paul II High School, Inc.)/(SunTrust Bank LOC), 0.620%, 10/6/2010	12,350,000
22,600,000	Knox County, TN Health Education & Housing Facilities Board, (Series 2006 B-1) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.350%, 10/1/2010	22,600,000
10,000,000	Knox County, TN Health Education & Housing Facilities Board, (Subseries B-3) Daily VRDNs (Covenant Health Systems)/(Assured Guaranty Corp. INS)/(SunTrust Bank LIQ), 0.350%, 10/1/2010	10,000,000
35,500,000	Knox County, TN Health Education & Housing Facilities Board, (Subseries B-4) Daily VRDNs (Covenant Health Systems)/(SunTrust Bank LOC), 0.380%, 10/1/2010	35,500,000
2,000,000	McMinn County, TN IDB, (Series 2006) Weekly VRDNs (Tennessee Wesleyan College)/(Regions Bank, Alabama LOC), 1.080%, 10/7/2010	2,000,000
8,450,000	Memphis, TN Center City Revenue Finance Corp., (Series 1996A) Weekly VRDNs (South Bluffs)/(SunTrust Bank LOC), 0.450%, 10/7/2010	8,450,000
13,565,000	Memphis-Shelby County, TN Industrial Development Board, (Series 1999) Weekly VRDNs (UT Medical Group, Inc.)/(SunTrust Bank LOC), 0.450%, 10/7/2010	13,565,000
Semi-Annual Shareholder Report

Principal Amount			Value
$15,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), (Series 2001B-1), 0.360%, 10/7/2010	15,000,000
9,390,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.360%, 10/6/2010	9,390,000
		TOTAL	175,215,000
		Texas – 9.7%
8,605,000	[2,3]	Austin, TX Electric Utility System, Municipal Securities Trust Receipts (SGA 131) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.330%, 10/6/2010	8,605,000
35,075,000		Austin, TX Water and Wastewater System, (Series 2004) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(GTD by Landesbank Baden-Wurttemberg LIQ), 0.320%, 10/7/2010	35,075,000
14,500,000		Brazos Harbor, TX IDC, (Series 2003) Weekly VRDNs (ConocoPhillips), 0.340%, 10/6/2010	14,500,000
20,300,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.370%, 10/7/2010	20,300,000
900,000		Corpus Christi, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 1.625%, 10/6/2010	900,000
4,705,000	[2,3]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.320%, 10/7/2010	4,705,000
25,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2001) Weekly VRDNs (American Acryl LP)/(Credit Agricole S.A. LOC), 0.370%, 10/7/2010	25,000,000
12,300,000		Harris County, TX Education Facilities Finance Corp., (Series 2008E) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Regions Bank, Alabama LOC), 1.050%, 10/1/2010	12,300,000
7,815,000		Harris County, TX HFDC, (Series 2007B) Daily VRDNs (Baylor College of Medicine)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 10/1/2010	7,815,000
12,000,000		Harris County, TX HFDC, (Series 2008A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A. and Wells Fargo Bank, N.A. LIQs), 0.290%, 10/7/2010	12,000,000
955,000		Harris County, TX IDC Weekly VRDNs (Grainger (W.W.), Inc.), 1.300%, 10/6/2010	955,000
13,665,000	[2,3]	Harris County, TX, State Trust (Series 2009-71C), 0.42% TOBs (Wells Fargo & Co. LIQ), Optional Tender 10/14/2010	13,665,000
1,500,000		Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 0.760%, 10/1/2010	1,500,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (Total Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.270%, 10/6/2010	25,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
$21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (Total Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.270%, 10/6/2010	21,000,000
28,025,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008-3) Weekly VRDNs (Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation)/(Compass Bank, Birmingham LOC), 0.300%, 10/7/2010	28,025,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.340%, 10/7/2010	15,000,000
135,000,000		Texas State, 2.00% TRANs, 8/31/2011	137,028,083
		TOTAL	383,373,083
		Utah – 0.6%
12,500,000	[2,3]	Riverton, UT Hospital Revenue Authority, PUTTERs (Series 1762) Weekly VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase & Co. LIQ), 0.270%, 10/7/2010	12,500,000
12,000,000		St. George, UT IDRB, (Series 2010) Weekly VRDNs (Apogee Enterprises, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.310%, 10/7/2010	12,000,000
		TOTAL	24,500,000
		Virginia – 0.7%
11,715,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Thomas Jefferson Foundation, Inc.)/(SunTrust Bank LOC), 0.620%, 10/6/2010	11,715,000
5,000,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.270%, 10/7/2010	5,000,000
3,300,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.340%, 10/7/2010	3,300,000
6,965,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.260%, 10/7/2010	6,965,000
385,000		Metropolitan Washington, DC Airports Authority, (Series 2009A-2) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.450%, 10/7/2010	385,000
660,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 0.670%, 10/6/2010	660,000
		TOTAL	28,025,000
		Washington – 0.9%
2,450,000		Everett, WA Weekly VRDNs (Bank of America N.A. LOC), 0.370%, 10/7/2010	2,450,000
5,180,000		Seattle, WA Housing Authority, (Series 2007) Weekly VRDNs (High Point South LP)/(Key Bank, N.A. LOC), 0.450%, 10/7/2010	5,180,000
7,895,000		Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.330%, 10/6/2010	7,895,000
Semi-Annual Shareholder Report

Principal Amount			Value
$2,000,000		Washington State Health Care Facilities Authority, (Series 2006) Weekly VRDNs (Swedish Health Services)/(Citibank NA, New York LOC), 0.310%, 10/6/2010	2,000,000
17,095,000	[2,3]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C), 0.45% TOBs (Virginia Mason Medical Center)/(Wells Fargo & Co. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 12/2/2010	17,095,000
		TOTAL	34,620,000
		West Virginia – 0.5%
20,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds (Series 1996), 0.90% CP (Virginia Electric & Power Co.), Mandatory Tender 11/10/2010	20,000,000
		Wisconsin – 3.2%
10,000,000		Milwaukee, WI, (2008 Series C2), 0.37% CP (State Street Bank and Trust Co. LOC), Mandatory Tender 10/20/2010	10,000,000
20,655,000		Wisconsin State HEFA, (Series 2005) Weekly VRDNs (Oakwood Village)/(Marshall & Ilsley Bank, Milwaukee LOC), 1.020%, 10/7/2010	20,655,000
23,270,000	[2,3]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.260%, 10/7/2010	23,270,000
11,775,000	[2,3]	Wisconsin State HEFA, Stage Trust (Series 2008-43C), 0.45% TOBs (Medical College of Wisconsin, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 10/7/2010	11,775,000
60,000,000		Wisconsin State, (Operating Notes of 2010), 2.00% TRANs, 6/15/2011	60,626,741
		TOTAL	126,326,741
		TOTAL SHORT-TERM MUNICIPALS — 100.2% (AT AMORTIZED COST)[4]	3,975,438,315
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[5]	(8,938,146)
		TOTAL NET ASSETS — 100%	$3,966,500,169

Securities that are subject to the federal alternative minimum tax (AMT) represent 10.0% of the portfolio as calculated based upon total market value.

1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2010, these restricted securities amounted to $748,260,000, which represented 18.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2010, these liquid restricted securities amounted to $748,260,000, which represented 18.9% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's, MIG-1 or VMIG-1 by Moody's Investors Service or F-1+ or F-1 by Fitch Ratings are all considered rated in the highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At September 30, 2010, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.0%	3.0%

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of September 30, 2010, all investments of the Fund utilized amortized cost, which is considered a Level 2 input, in valuing the Fund's assets carried at fair value.

Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRB(s)	— Economic Development Revenue Bond(s)
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQ(s)	— Liquidity Agreement(s)
LOC(s)	— Letter(s) of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MVRENs	— Municipal Variable Rate Exchangeable Notes
PCFA	— Pollution Control Finance Authority
PCRB(s)	— Pollution Control Revenue Bond(s)
PRF	— Prerefunded
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

September 30, 2010 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$3,975,438,315
Cash		716,792
Income receivable		3,732,680
Receivable for shares sold		44,620,969
TOTAL ASSETS		4,024,508,756
Liabilities:
Payable for investments purchased	$47,678,889
Payable for shares redeemed	9,616,304
Income distribution payable	10,269
Payable for investment adviser fee (Note 4)	80,318
Payable for shareholder services fee (Note 4)	214,825
Accrued expenses	407,982
TOTAL LIABILITIES		58,008,587
Net assets for 3,966,509,531 shares outstanding		$3,966,500,169
Net Assets Consist of:
Paid-in capital		$3,966,460,381
Accumulated net realized gain on investments		41,383
Distributions in excess of net investment income		(1,595)
TOTAL NET ASSETS		$3,966,500,169
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$3,829,154,837 ÷ 3,828,981,408 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$137,345,332 ÷ 137,528,123 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended September 30, 2010 (unaudited)

Investment Income:
Interest		$8,462,162
Expenses:
Investment adviser fee (Note 4)	$10,263,007
Administrative personnel and services fee (Note 4)	1,605,462
Custodian fees	69,416
Transfer and dividend disbursing agent fees and expenses — Investment Shares	1,383,807
Transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	5,232
Directors'/Trustees' fees	17,369
Auditing fees	10,093
Legal fees	6,248
Portfolio accounting fees	87,591
Shareholder services fee — Investment Shares (Note 4)	2,957,308
Shareholder services fee — Institutional Service Shares (Note 4)	176,833
Account administration fee — Institutional Service Shares	18,565
Share registration costs	78,829
Printing and postage	100,066
Insurance premiums	6,809
Miscellaneous	9,750
TOTAL EXPENSES	16,796,385
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 4):
Waiver of investment adviser fee	$(4,079,422)
Waiver of administrative personnel and services fee	(43,432)
Waiver of shareholder services fee — Investment Shares	(2,434,904)
Waiver of shareholder services fee — Institutional Service Shares	(89,575)
Reimbursement of shareholder services fee — Investment Shares	(522,404)
Reimbursement of shareholder services fee — Institutional Service Shares	(87,258)
Reimbursement of account administration fee — Institutional Service Shares	(18,565)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Investment Shares	(1,253,734)
TOTAL WAIVERS AND REIMBURSEMENTS		$(8,529,294)
Net expenses			$8,267,091
Net investment income			195,071
Net realized gain on investments			11,271
Change in net assets resulting from operations			$206,342

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2010	Year Ended 3/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$195,071	$5,781,375
Net realized gain on investments	11,271	189,472
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	206,342	5,970,847
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(186,123)	(5,155,591)
Institutional Service Shares	(7,893)	(614,916)
Distributions from net realized gain on investments
Investment Shares	—	(129,255)
Institutional Service Shares	—	(7,218)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(194,016)	(5,906,980)
Share Transactions:
Proceeds from sale of shares	5,496,093,234	12,948,699,660
Net asset value of shares issued to shareholders in payment of distributions declared	186,885	5,448,858
Cost of shares redeemed	(5,860,976,795)	(13,206,801,667)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(364,696,676)	(252,653,149)
Change in net assets	(364,684,350)	(252,589,282)
Net Assets:
Beginning of period	4,331,184,519	4,583,773,801
End of period (including distributions in excess of net investment income of $(1,595) and $(2,650), respectively)	$3,966,500,169	$4,331,184,519

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

September 30, 2010 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 38 portfolios. The financial statements included herein are only those of Tax-Free Money Market Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Investment Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income exempt from federal income tax consistent with stability of principal. At least 80% of the annual interest income that the Fund distributes will be exempt from federal income tax, including the federal AMT for individuals and corporations. Interest income from the Fund's investments may be subject to state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, transfer and dividend disbursing agent and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Semi-Annual Shareholder Report

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 9/30/2010		Year Ended 3/31/2010
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	5,233,317,860	$5,233,317,860	12,177,534,319	$12,177,534,319
Shares issued to shareholders in payment of distributions declared	184,059	184,059	5,338,865	5,338,865
Shares redeemed	(5,504,180,621)	(5,504,180,621)	(12,324,353,534)	(12,324,353,534)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(270,678,702)	$(270,678,702)	(141,480,350)	$(141,480,350)
	Six Months Ended 9/30/2010		Year Ended 3/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	262,775,374	$262,775,374	771,165,341	$771,165,341
Shares issued to shareholders in payment of distributions declared	2,826	2,826	109,993	109,993
Shares redeemed	(356,796,174)	(356,796,174)	(882,448,133)	(882,448,133)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(94,017,974)	$(94,017,974)	(111,172,799)	$(111,172,799)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(364,696,676)	$(364,696,676)	(252,653,149)	$(252,653,149)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Passport Research, Ltd. is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2010, the Adviser voluntarily waived $4,079,422 of its fee. In addition, an affiliate of the Adviser reimbursed $1,253,734 of transfer and dividend disbursing agent fees and expenses.

Adviser's Background

The Adviser is a Pennsylvania limited partnership organized in 1981. Federated Investment Management Company (FIMCO) is the general partner of the Adviser and has a 50.5% interest in the Adviser. FIMCO is wholly owned by Federated Investors, Inc. Edward D. Jones & Co., L.P., doing business as Edward Jones, is the limited partner of the Adviser and has a 49.5% interest in the Adviser. For the six months ended September 30, 2010, FIMCO received approximately 49% of the Adviser's revenues from the Fund, while Edward Jones received approximately 51%. This allocation may vary depending upon total assets in the Fund or other factors.

Semi-Annual Shareholder Report

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2010, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $43,432 of its fee.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Investment Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $4,707 of Service Fees for the six months ended September 30, 2010. FSSC may voluntarily reimburse the Fund for Service Fees and account administration fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended September 30, 2010, FSSC voluntarily reimbursed $609,662 of Service Fees and $18,565 of account administration fees. For the six months ended September 30, 2010, FSSC did not receive any fees paid by the Fund. In addition, for the six months ended September 30, 2010, unaffiliated third-party financial intermediaries voluntarily waived $2,524,479 of Service Fees. This voluntary waiver can be modified or terminated at any time.

Interfund Transactions

During the six months ended September 30, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,560,670,000 and $1,233,780,000, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

5. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of September 30, 2010, there were no outstanding loans. During the six months ended September 30, 2010, the Fund did not utilize the LOC.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2010, there were no outstanding loans. During the six months ended September 30, 2010, the program was not utilized.

7. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. The lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

8. Subsequent events

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2010

Tax-Free Money Market Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Semi-Annual Shareholder Report reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these Semi-Annual Shareholder Report circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Tax-Free Money Market Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N195
Cusip 60934N187

8110107 (11/10)

Federated is a registered mark of Federated Investors, Inc.
2010  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                                Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Money Market Obligations Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	November 18, 2010

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	November 18, 2010